GOODWILL (Tables)	12 Months Ended
Dec. 31, 2018
Disclosure of detailed information about intangible assets [abstract]
Schedule of movement of goodwill

Movement of Goodwill, separated by CGU:

		Coalition
		and loyalty
	Air	program
	Transport	Multiplus	Total
	ThUS$	ThUS$	ThUS$

Opening balance as of January 1, 2016	1,835,088	445,487	2,280,575
Increase (decrease) due to exchange rate differences	341,813	88,261	430,074
Others	(267)	-	(267)
Closing balance as of December 31, 2016	2,176,634	533,748	2,710,382
Opening balance as of January 1, 2017	2,176,634	533,748	2,710,382
Increase (decrease) due to exchange rate differences	(29,942)	(7,890)	(37,832)
Closing balance as of December 31, 2017	2,146,692	525,858	2,672,550
Opening balance as of January 1, 2018	2,146,692	525,858	2,672,550
Increase (decrease) due to exchange rate differences	(300,203)	(76,922)	(377,125)
Adjustment IAS 29, hyperinflation Argentina	335	-	335
Others	(1,688)	-	(1,688)
Closing balance as of December 31, 2018	1,845,136	448,936	2,294,072

Schedule of recoverable values categories by CGU

As of December 31, 2018 the recoverable values were determined using the following assumptions presented below:

		Air transportation CGU	Coalition and loyalty program Multiplus CGU (2)

Annual growth rate (Terminal)%		1.0 - 2.0	4.0 - 5.0
Exchange rate (1)	R$/US$	3.7 - 4.6	3.5 - 4.3
Discount rate based on the weighted average cost of capital (WACC)%		8.07 - 10.07
Discount rate based on cost of equity (CoE)%		-	12.0 - 13.0
Fuel Price from futures price curves commodities markets	US$/barrel	75-80

(1)	In line with the expectations of the Central Bank of Brazil
(2)	The flows, like the growth and discount rates, are denominated in reais.

Schedule of sensitivity analysis of goodwill by CGU

CGU´s are sensitive to rates for annual growth, discount and exchanges rates. The sensitivity analysis included the individual impact of changes in estimates critical in determining the recoverable amounts, namely:

			Decrease
	Increase	Increase	Minimum
	Maximum	Maximum	terminal
	WACC	CoE	growth rate
	%	%	%
Air transportation CGU	10.07	-	1.0
Coalition and loyalty program Multiplus CGU	-	13.00	4.0